Basis of Presentation	6 Months Ended
Jun. 30, 2026
Basis Of Presentation [Abstract]
Basis of presentation

2. Basis of presentation

These condensed interim consolidated financial statements of TF Precious Metals and its subsidiaries have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”), applicable to the preparation of interim financial statements, including International Accounting Standard (“IAS”) 34, Interim Financial Reporting.

These condensed interim consolidated financial statements should be read in conjunction with TF Precious Metals’ most recently issued audited financial statements for the years ended December 31, 2025 and 2024 (“2025 Annual Financial Statements”), which include information necessary or useful to understanding the Company’s business and financial statement presentation. In particular, the Company’s material accounting policies were presented in Note 3 to the 2025 Annual Financial Statements and have been consistently applied in the preparation of these condensed interim consolidated financial statements, except as disclosed below. Certain comparative figures have been reclassified to conform to current year presentation. These condensed interim consolidated financial statements were authorized for issuance by the Board of Directors of TF Precious Metals on August 5, 2026.

New accounting standards and amendments adopted

Amendments to IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”)

Effective January 1, 2026, the Company adopted the Amendments to IFRS 9 and IFRS 7, which allow an entity to elect to apply trade-date accounting for the derecognition of financial liabilities when settled in cash through electronic payment systems. The Company has elected to apply trade-date-accounting for systems that meet the criteria. The amendments also introduce additional disclosure requirements to improve transparency regarding equity instruments designated at fair value through other comprehensive income (“FVOCI”) and financial instruments containing contingent features.

The IFRS 9 amendment allows a financial liability to be derecognized upon the irrevocable settlement instruction via an electronic payment system, even if cash settlement occurs shortly thereafter. This amendment did not have a material affect on the Company’s financial position.

The IFRS 7 amendments require enhanced disclosures for (i) equity instruments designated at FVOCI and (ii) financial instruments that include contingent settlement or conversion features. As the Company does not hold any FVOCI-designated equity instruments and has no material contingent payment features in its financial instruments, these new disclosures did not have a material impact on the Company’s disclosures.